Share-based Payment (Details 1)	12 Months Ended
Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Outstanding options as of (Beginning)	9,234,128
Outstanding options, Exercised / Delivered	(3,818,994)
Outstanding options, Granted	14,980,582
Outstanding options as of (ending)	9,712,356
Issued Grant April 2024 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Granted	2,323,377
Issued Grant July 2024 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Granted	1,086,352
Forfeiture Grant Of July 2024 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Forfeiture	(24,511)
Forfeiture Grant Of July 2023 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Forfeiture	(207,876)
Forfeiture Grant Of June 2023 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Forfeiture	(56,848)
Forfeiture Grant Of July 2022 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Forfeiture	(101,252)
Forfeiture Grant Of July 2021 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Forfeiture	(11,990)
Performance Stocks [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Forfeiture	1,289,970